Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision for (benefit of) income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating loss carryforwards					21,775,380		$ 13,807,335
Limitation on operating loss carryforwards, period							20 years
Additional operating loss carryforwards for period					$ 1,601,551